FAIR VALUE MEASUREMENTS - Additional Information (Details)			1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 09, 2024 USD ($) D	Feb. 09, 2021	Feb. 09, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Maturity (in days)		185 days
Carrying value of short term notes				$ 4,788,824	$ 4,788,824
Carrying value of long term notes				7,249,309	7,249,309
Marketing fees payable to underwriters	$ 7,043,750
Carrying value of chardan note				3,775,017	3,775,017
Conversion derivative
Short-Term Debt [Line Items]
Initial measurement as of February 9, 2024			$ 1,668,730
Increase in fair value of derivative liability				10,700,750
Short Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement as of February 9, 2024					487,329
Increased fair value				3,582,929	3,582,929
Unamortized discount				487,929	487,929
Amortization of discount					276,153
Increase in fair value of derivative liability					3,125,000
Short Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Aggregate principal amount	$ 5,000,000		$ 5,000,000
Maturity (in days)	90 days
Interest rate (in percent)	9.00%		9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Interest payable in shares, Number of trading days over which the VWAP is considered | D	7
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D	7
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement as of February 9, 2024	$ 404,483
Amortization of discount					12,640
Carrying value of short term notes				3,775,017	3,775,017
Long-Term Notes | Conversion derivative | Minimum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability					2,593,750
Long-Term Notes | Conversion derivative | Maximum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability					$ 2,998,233
Long-Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Aggregate principal amount	$ 7,971,197		$ 7,971,197
Maturity (in days)	2 years
Interest rate (in percent)	13.00%		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Interest payable in shares, Number of trading days over which the VWAP is considered | D	7
Period after the Closing Date, when the debt instrument can be converted	6 months
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, Number of trading days over which the VWAP is considered | D	7
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	85.00%
Long-Term Notes | Interest Solutions
Short-Term Debt [Line Items]
Aggregate principal amount	$ 275,000		$ 275,000
Interest rate (in percent)	13.00%		13.00%
Long-Term Notes | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Interest rate (in percent)	13.00%		13.00%
Long-Term Notes | Funicular Funds
Short-Term Debt [Line Items]
Aggregate principal amount	$ 6,000,000		$ 6,000,000
Interest rate (in percent)	12.50%		12.50%
Chardan Note
Short-Term Debt [Line Items]
Aggregate principal amount	$ 4,150,000		$ 4,150,000
Interest rate (in percent)	13.00%		13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Number of years up to which the converted amount is to be held for payment of interest	3 years				3 years
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Aggregate principal amount				$ 4,150,000	$ 4,150,000
Interest rate (in percent)				13.00%	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)					85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)					90.00%
Marketing fees payable to underwriters					$ 7,043,750
Chardan Note | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Aggregate principal amount	$ 375,000		$ 375,000